Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 9.0%
Cargurus, Inc. (a)	5,819	$ 210,881
DoubleVerify Holdings, Inc. (a)	17,152	192,960
Iridium Communications, Inc.	28,031	1,326,988
Match Group, Inc.	6,569	258,884
YELP, Inc. (a)	6,384	168,729
Ziff Davis, Inc. (a)	8,441	448,048
ZoomInfo Technologies, Inc. (a)	33,651	111,048
		2,717,538

Consumer Discretionary - 9.9%
ADT, Inc.	22,354	170,784
Buckle, Inc.	3,351	146,673
Covista, Inc. (a)	2,587	322,987
Etsy, Inc. (a)	4,620	377,362
Frontdoor, Inc. (a)	3,806	276,430
Laureate Education, Inc. (a)	5,720	219,133
Monarch Casino & Resort, Inc.	2,454	301,228
Peloton Interactive, Inc. - Class A (a)	32,658	208,685
Perdoceo Education Corp.	7,818	248,691
Strategic Education, Inc.	2,486	203,852
Stride, Inc. (a)	4,475	359,298
Winmark Corp.	438	146,073
		2,981,196

Consumer Staples - 2.7%
Cal-Maine Foods, Inc. (b)	2,165	190,044
National Beverage Corp.	6,221	196,832
Tootsie Roll Industries, Inc.	5,190	202,499
WD-40 Co.	916	208,060
		797,435

Energy - 11.5%
Archrock, Inc.	10,531	376,589
Cactus, Inc. - Class A	6,410	416,714
Crescent Energy Co. - Class A	26,373	302,498
Dorian LPG Ltd.	11,855	562,164
Innovex International, Inc. (a)	10,116	284,057
Magnolia Oil & Gas Corp. - Class A	10,173	261,548
SM Energy Co.	16,980	552,190
Talos Energy, Inc. (a)	22,500	341,550
Tidewater, Inc. (a)(b)	4,984	374,099
		3,471,409

Health Care - 18.8%
ADMA Biologics, Inc. (a)	12,285	103,931
Alkermes PLC (a)	9,523	466,532
AMN Healthcare Services, Inc. (a)	19,584	658,610
Amphastar Pharmaceuticals, Inc. (a)	6,451	128,633
ANI Pharmaceuticals, Inc. (a)	2,163	171,396
Certara, Inc. (a)(b)	23,918	193,736
Collegium Pharmaceutical, Inc. (a)(b)	3,906	138,233
Corcept Therapeutics, Inc. (a)	1,987	227,492

Harmony Biosciences Holdings, Inc. (a)(b)	4,886	172,183
Innoviva, Inc. (a)	8,470	177,616
Krystal Biotech, Inc. (a)	1,311	447,208
LeMaitre Vascular, Inc.	2,798	283,493
Ligand Pharmaceuticals, Inc. (a)(b)	1,010	290,415
Liquidia Corp. (a)	9,735	818,811
Merit Medical Systems, Inc. (a)	2,059	175,036
Pacira BioSciences, Inc. (a)	8,394	221,686
Prestige Brands Holdings, Inc. (a)	3,105	155,933
Progyny, Inc. (a)	7,088	220,649
TransMedics Group, Inc. (a)	1,440	110,174
Veracyte, Inc. (a)	4,032	186,762
Vericel Corp. (a)	4,120	189,355
Waystar Holding Corp. (a)	6,041	127,526
		5,665,410

Industrials - 18.2%
Argan, Inc. (b)	894	509,964
Armstrong World Industries, Inc.	1,004	175,359
AZZ, Inc.	2,251	325,765
Enerpac Tool Group Corp.	4,731	169,086
Enpro, Inc. (b)	1,177	369,484
ESCO Technologies, Inc.	1,245	392,536
Kadant, Inc.	920	282,900
Legalzoom.com, Inc. (a)(b)	21,913	172,455
Liquidity Services, Inc. (a)	7,737	301,588
Lyft, Inc. - Class A (a)	9,474	150,258
OPENLANE, Inc. (a)	12,242	486,742
Paycom Software, Inc.	1,206	197,736
Pitney Bowes, Inc. (b)	31,262	548,023
Powell Industries, Inc. (b)	3,817	796,531
Upwork, Inc. (a)(b)	12,204	111,789
WillScot Holdings Corp.	12,445	302,164
Zurn Elkay Water Solutions Corp. (b)	3,980	201,030
		5,493,410

Information Technology - 27.4% (c)
A10 Networks, Inc.	19,191	567,478
ACI Worldwide, Inc. (a)	3,927	225,135
Adeia, Inc.	26,535	707,158
Agilysys, Inc. (a)	1,467	154,270
Alarm.com Holdings, Inc. (a)	3,479	190,475
Badger Meter, Inc. (b)	1,004	134,887
Blackbaud, Inc. (a)	4,079	174,581
BlackLine, Inc. (a)	3,829	120,230
Box, Inc. - Class A (a)	6,815	215,013
Clear Secure, Inc. - Class A	9,956	549,969
CTS Corp.	7,171	459,804
Digi International, Inc. (a)	7,578	528,338
Impinj, Inc. (a)(b)	1,241	187,838
Itron, Inc. (a)	1,927	192,045
Life360, Inc. (a)(b)	2,473	133,666
Napco Security Technologies, Inc.	4,773	176,983
NetScout Systems, Inc. (a)	11,889	483,526
Power Integrations, Inc. (b)	13,314	808,293
Progress Software Corp. (a)	4,710	191,179
Q2 Holdings, Inc. (a)	2,886	175,671
Qorvo, Inc. (a)(b)	2,978	269,717
Ralliant Corp.	4,875	318,679

RingCentral, Inc. - Class A	12,522		696,474
Sprinklr, Inc. - Class A (a)	27,062		172,114
SPS Commerce, Inc. (a)	2,353		172,687
Teradata Corp. (a)	8,606		266,700
			8,272,910

Materials - 2.5%
Balchem Corp.	1,207		202,239
Ingevity Corp. (a)	4,826		352,829
United States Lime & Minerals, Inc.	1,653		182,326
			737,394
TOTAL COMMON STOCKS (Cost $26,186,578)			30,136,702

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	3,718,364		3,718,364
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,718,364)			3,718,364

TOTAL INVESTMENTS - 112.3% (Cost $29,904,942)			33,855,066
Liabilities in Excess of Other Assets - (12.3)%		(0.12281)	(3,702,937)
TOTAL NET ASSETS - 100.0%			$ 30,152,129

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $3,609,276.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer US Small Cap Cash Cows Growth Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 30,136,702	$ –	$ –	$ 30,136,702
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	3,718,364
Total Investments	$ 30,136,702	$ –	$ –	$ 33,855,066

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.